Cash Flow Items (Details) - Schedule of Adjustment for Other Non-Cash Items within Operating Activities - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule of Adjustment for Other Non-Cash Items within Operating Activities [Abstract]
Impairment of investment in associate		$ 873		$ 873
Equity loss of associate	$ 60	46	$ 120	90
Environmental rehabilitation expense		26		(41)
Unrealized gain on convertible notes receivable	22	(6)	37	9
Accrued interest income on convertible notes receivable			(20)	(19)
Depreciation	33	74	65	95
Finance costs, net	63	18	124	34
Effects of exchange rate fluctuation on cash and cash equivalents	209	(1,430)	230	(1,374)
Total	$ 387	$ (399)	$ 556	$ (333)